Derivative Financial Instruments ( Narrative) (Detail) (Natural Gas Forward Purchase Contracts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Purchase Commitments Due in 2013 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	$ 88.4
Purchase Commitments Due in 2014 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	30.2
Purchase Commitments Due in 2015 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	29.1
Purchase Commitments Due in 2016 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	28.8
Purchase Commitments Due in 2017 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	29.1
Purchase Commitments Due Between 2018 and 2028 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	$ 347.4